Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments	12 Months Ended
Dec. 31, 2013
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Abstract]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

Note 4: Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments

The following table provides the detail of federal funds sold, securities purchased under short-term resale agreements (generally less than one year) and other short-term investments. The majority of interest-earning deposits at December 31, 2013 and 2012, were held at the Federal Reserve.

	Dec. 31,	Dec. 31,
(in millions)	2013	2012
Federal funds sold and securities
purchased under resale agreements	$25,801	33,884
Interest-earning deposits	186,249	102,408
Other short-term investments	1,743	1,021
Total	$213,793	137,313

We have classified securities purchased under long-term resale agreements (generally one year or more), which totaled $10.1 billion and $9.5 billion at December 31, 2013 and 2012, respectively, in loans. For additional information on the collateral we receive from other entities under resale agreements and securities borrowings, see the “Offsetting of Resale and Repurchase Agreements and Securities Borrowing and Lending Agreements” section of Note 14.